REVENUES	12 Months Ended
Dec. 31, 2018
REVENUES
REVENUES

2.    REVENUES

	2018	2017	2016
		(restated,	(restated,
		note 1(b))	note 1(b))
Internet	$1,079.3	$1,030.9	$978.7
Cable television	996.7	1,009.6	1,024.3
Mobile telephony	534.4	469.8	409.6
Cable telephony	368.6	397.8	424.8
Telecommunication equipment sales	233.5	219.0	206.9
Connection and data services	108.2	104.8	99.2
Over-the-top video	47.0	39.7	31.4
Advertising - television	246.1	267.5	254.8
Subscription - television	126.2	125.0	119.9
Soundstage and equipment leasing and post-production services	68.4	67.1	59.3
Advertising – newspapers and magazines	106.0	125.4	148.0
Circulation and other – newspapers and magazines	146.0	152.7	168.9
Other	120.6	115.8	131.3
	$4,181.0	$4,125.1	$4,057.1